UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $336,389 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    17398   154645 SH       SOLE                   154645        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101    15486   442200 SH       SOLE                   442200        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    18934   469250 SH       SOLE                   469250        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     2256    71174 SH       SOLE                    71174        0        0
DIGITAL RLTY TR INC            COM              253868103    17360   367400 SH       SOLE                   367400        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    26595   310690 SH       SOLE                   310690        0        0
GENERAL GROWTH PPTYS INC       COM              370021107    18120  1200000 SH  CALL SOLE                  1200000        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     9847   740920 SH       SOLE                   740920        0        0
MARRIOTT INTL INC NEW          CL A             571903202     4289   164400 SH       SOLE                   164400        0        0
MERUELO MADDUX PROPERTIES IN   COM              590473104      227   185845 SH       SOLE                   185845        0        0
PROLOGIS                       SH BEN INT       743410102    16791   406850 SH       SOLE                   406850        0        0
PUBLIC STORAGE                 COM              74460D109    12225   123470 SH       SOLE                   123470        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    73843   761264 SH       SOLE                   761264        0        0
SL GREEN RLTY CORP             COM              78440X101    20102   310220 SH       SOLE                   310220        0        0
TAUBMAN CTRS INC               COM              876664103    18380   367600 SH       SOLE                   367600        0        0
VENTAS INC                     COM              92276F100    20097   406666 SH       SOLE                   406666        0        0
VORNADO RLTY TR                SH BEN INT       929042109    21833   240060 SH       SOLE                   240060        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101    22606   617140 SH       SOLE                   617140        0        0